Intangible Assets, Net - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)	20 years	20 years
Finite-Lived Intangible Assets, Accumulated Amortization		$ (339)	$ (51)
Finite-Lived Intangible Assets, Net Amount		2,627
Intangible Assets, Gross Carrying Amount		3,026	1,327
Intangible assets, Net Amount	$ 5,110	$ 2,687	$ 1,276
Patents [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)		20 years	20 years
Finite-Lived Intangible Assets, Gross Carrying Amount		$ 1,307	$ 829
Finite-Lived Intangible Assets, Accumulated Amortization		(10)	(4)
Finite-Lived Intangible Assets, Net Amount		1,297	825
Trade Names [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Indefinite-lived Intangible Assets		60	$ 34
Website and Other [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)			10 years
Finite-Lived Intangible Assets, Gross Carrying Amount		51	$ 41
Finite-Lived Intangible Assets, Accumulated Amortization		(7)	(2)
Finite-Lived Intangible Assets, Net Amount		$ 44	$ 39
Website and Other [Member] | Minimum [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)		10 years
Website and Other [Member] | Maximum [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)		20 years
Software Development [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)		3 years	3 years
Finite-Lived Intangible Assets, Gross Carrying Amount		$ 1,608	$ 423
Finite-Lived Intangible Assets, Accumulated Amortization		(322)	(45)
Finite-Lived Intangible Assets, Net Amount		$ 1,286	$ 378